Income Taxes - Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 62.1	$ 76.2	$ 70.4
Additions for tax positions of current year	43.2	1.3	11.3
Additions for tax positions of prior years	18.6	2.9	0
Reductions for tax positions of prior years	(2.1)
Closure of tax years	0	(7.8)	(4.6)
Settlements	(1.5)	(10.5)	(0.9)
Balance at end of year	120.3	62.1	76.2
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	10.9	5.3
Current Liability [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Balance at end of year	24.0
Swiss Audit [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements		(8.5)
Internal Revenue Service (IRS) [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements	(1.5)	(1.2)	(0.9)
State [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements		$ (0.8)